STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Income Statements
REVENUES	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Professional fees	27,395	14,150	803,268	25,800
Directors fees	450,000	337,850	1,050,750	652,368
Depreciation	80	94	160	160
General & administrative	129,022	160,425	313,159	223,774
Officer payroll	1,168,750	820,344	2,279,167	1,665,308
TOTAL OPERATING EXPENSES	1,775,247	1,332,863	4,446,504	2,567,410
LOSS FROM OPERATIONS	(1,775,247)	(1,332,863)	(4,446,504)	(2,567,410)
OTHER INCOME (EXPENSE)
Interest expense	(663)	(119)	(809)	(238)
Termination Fee	0	0	(5)	0
TOTAL OTHER INCOME (EXPENSE)	(663)	(119)	(814)	(238)
Net Income (Loss)	(1,775,910)	(1,332,982)	(4,447,318)	(2,567,648)
Basic and Diluted
Net loss per Common share (Basic and Diluted)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average
Number of Common Shares - (Basic and Diluted)	1,050,029,359	985,623,558	1,077,690,683	963,275,141